Redeemable Convertible Preferred Shares and Convertible Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2022
Redeemable Convertible Preferred Shares and Convertible Preferred Shares [Abstract]
Schedule Of Redeemable Convertible Preferred Stock
The following table presents information about the Company’s redeemable convertible preferred share as of December 31, 2021
(in thousands, except share data)
:

	Shares Authorized	Shares Issued and Outstanding	Carrying Value	Issuance Price	Liquidation Preference
Founder Preferred	1,866,056	1,866,056	$838	$0.54	$1,000
Class A-1	1,930,155	1,380,217	1,525	1.12	1,546
Class A-2	2,820,319	1,197,296	1,840	1.54	1,840
Class A-3	9,070,476	6,206,269	6,192	1.00	6,206
Class A-4	552,804	552,804	675	1.30	716
Class A-5	15,646,415	15,400,417	4,447	1.11	17,155
Class B-1	14,934,552	14,934,552	20,000	1.34	20,000
Class B-2	25,000,000	24,194,129	30,768	1.71	41,295
Class B-3	2,000,000	1,464,728	2,213	1.71	2,500
Class B-4	6,000,000	3,671,818	5,361	1.71	6,267
Class B-5	33,638,500	19,140,703	6,240	0.38	7,273
Class B-6a	150,000,000	89,320,084	38,593	0.53	47,295

	263,459,277	179,329,073	118,692	—	153,093
Class B-6s	98,799,158	70,606,523	3,294	—	—

Total	362,258,435	249,935,596	$121,986	—	$153,093

The following table presents information about the Company’s redeemable convertible preferred share as of December 31, 2022
(in thousands, except share data)
:

	Shares Authorized	Shares Issued and Outstanding	Carrying Value	Issuance Price	Liquidation Preference
Founder Preferred	1,866,056	1,866,056	$838	$0.54	$1,000
Class A-1	1,930,155	1,380,217	1,525	1.12	1,546
Class A-2	2,820,319	1,197,296	1,840	1.54	1,840
Class A-3	9,070,476	6,206,269	6,192	1.00	6,206
Class A-4	552,804	552,804	675	1.30	716
Class A-5	15,646,415	15,400,417	4,447	1.11	17,155
Class B-1	14,934,552	14,934,552	20,000	1.34	20,000
Class B-2	25,000,000	24,194,129	30,768	1.71	41,295
Class B-3	2,000,000	1,464,728	2,213	1.71	2,500
Class B-4	6,000,000	3,671,818	5,361	1.71	6,267
Class B-5	33,638,500	25,356,068	6,681	0.38	9,635
Class B-6a	150,000,000	132,919,929	50,127	0.53	70,448

	263,459,277	229,144,283	130,667	—	178,608
Class B-6s	98,799,158	71,478,742	3,414	—	—

Total	362,258,435	300,623,025	$134,081	—	$178,608

*	The Class B-6s redeemable convertible preferred shares have no liquidation preference and are pari passu to the ordinary shares upon a liquidation event.